INVESTMENT SECURITIES (Details 2) € in Millions, $ in Millions	May. 13, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost		€ 9,292	$ 10,632	€ 9,337	[1]
Gross Unrecognized Gains		304		260
Gross Unrecognized (Losses)		0		0
Fair Value		9,596		9,597
Scheduled Maturities Of Held To Maturity Securities Amortized Cost [Abstract]
Due in one year or less		85		99
Due from one to five years		4,539		3,037
Due from five to ten years		4,604		6,136
Due after ten years		64		65
Total Amortized Cost		9,292		9,337
Scheduled Maturities Of Held To Maturity Securities Fair Value [Abstract]
Due in one year or less		85		99
Due from one to five years		4,593		3,072
Due from five to ten years		4,796		6,313
Due after ten years		122		114
Total Fair Value		9,596		9,598
Held To Maturity Securities Textuals [Abstract]
AFS pledged as collateral		3,349		570
HTM pledged as collateral		9,060		8,891
EFSF bonds included in foreign government debt securities		9,060
ESM bonds included by other government and public entities available for sale debt securities		2,706
Nomimal Amount of sold bond to members of the Eurosystem EFSF	€ 915
Greek Governments Debt Securities
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost		78		73
Gross Unrecognized Gains		69		55
Gross Unrecognized (Losses)		0		0
Fair Value		147		128
Debt securities issued by other governments and public sector entities
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost		9,129		9,165
Gross Unrecognized Gains		235		205
Gross Unrecognized (Losses)		0		0
Fair Value		9,364		9,370
Corporate debt securities issued by foreign companies
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost		0
Gross Unrecognized Gains		0		0
Gross Unrecognized (Losses)		0		0
Fair Value		0		0
Foreign Treasury Bills
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost		85		99
Gross Unrecognized Gains		0		0
Gross Unrecognized (Losses)		0		0
Fair Value		85		99
Debt securities issued by financial institutions incorporated outside Greece
Held To Maturity Securities Amortized Cost Gross Unrealized Gain Loss [Abstract]
Amortized Cost		0		0
Gross Unrecognized Gains		0		0
Gross Unrecognized (Losses)		0		0
Fair Value		€ 0		€ 0

[1]	Restated